OTHER OPERATING INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2017
Other operating income (expenses), net [Abstract]
OTHER OPERATING INCOME (EXPENSES), NET

	Year ended December 31,
	2017	2016	2015

Results of sundry assets	1,190	1,270	2,009
Other operating income	—	—	10,625

Other operating income	1,190	1,270	12,634

Provision for legal claims and other matters (Note 19 and 25 (ii))	(2,783)	(1,678)	(3,180)
Other operating expense	(14,647)	(9,517)	—

Other operating expense	(17,430)	(11,195)	(3,180)

Other operating (expenses) income, net	(16,240)	(9,925)	9,454